Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 356,128	$ 227,976	$ 204,890
Operating expenses
Research and development expenses	(299,086)	(174,776)	(138,190)
Selling expenses	(37,827)	(11,334)	(13,724)
Administrative expenses	(89,298)	(50,015)	(39,210)
Total operating expenses	(684,445)	(424,644)	(351,276)
Loss from operations	(328,317)	(196,668)	(146,386)
Gain on divestment of an equity investee	121,310
Other income/(expense)
Interest income	2,076	3,236	4,944
Other income	2,426	4,600	1,855
Interest expense	(592)	(787)	(1,030)
Other expense	(12,643)	(115)	(488)
Total other income/(expense)	(8,733)	6,934	5,281
Loss before income taxes and equity in earnings of equity investees	(215,740)	(189,734)	(141,105)
Income tax expense	(11,918)	(4,829)	(3,274)
Equity in earnings of equity investees, net of tax	60,617	79,046	40,700
Net income / (loss)	(167,041)	(115,517)	(103,679)
Less: Net income attributable to non-controlling interests	(27,607)	(10,213)	(2,345)
Net (loss)/income attributable to the Company	$ (194,648)	$ (125,730)	$ (106,024)
Losses per share attributable to the Company-basic (US$ per share)	$ (0.25)	$ (0.18)	$ (0.16)
Losses per share attributable to the Company-diluted (US$ per share)	$ (0.25)	$ (0.18)	$ (0.16)
Number of shares used in per share calculation-basic	792,684,524	697,931,437	665,683,145
Number of shares used in per share calculation-diluted	792,684,524	697,931,437	665,683,145
Goods | Third parties
Revenues
Total revenues	$ 266,199	$ 203,606	$ 175,990
Operating expenses
Costs of goods and services	(229,448)	(178,828)	(152,729)
Goods | Related parties
Revenues
Total revenues	4,256	5,484	7,637
Operating expenses
Costs of goods and services	(3,114)	(3,671)	(5,494)
Commercialization services | Third parties
Revenues
Total revenues	27,428	3,734	2,584
Operating expenses
Costs of goods and services	(25,672)	(6,020)	(1,929)
Collaboration research and development services | Third parties
Revenues
Total revenues	18,995	9,771	15,532
Research and development services | Related parties
Revenues
Total revenues	525	491	494
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	15,064	$ 4,890	$ 2,653
Other collaboration revenue from licensing | Third parties
Revenues
Total revenues	$ 23,661